Acquisition of Subsidiary	3 Months Ended	12 Months Ended
	Jul. 31, 2023	Apr. 30, 2023
Acquisition of Subsidiary [Abstract]
Acquisition of subsidiary

19. Acquisition of subsidiary

On June 30, 2022, the Company purchased 100% equity interest in GF Supermarket of MP, Inc (“Maison Monterey Park”), the legal entity holding a supermarket in Monterey Park. Mrs. Grace Xu (spouse of Mr. John Xu, the Company’s chief executive officer) is the selling shareholder of GF Supermarket of MP Inc. with 49% ownership percentage. Another selling shareholder of GF Supermarket of MP Inc. is DNL Management Inc with 51% ownership percentage, who is not a related party of the Company. The purchase consideration was $1.5 million. On February 21, 2023, the Company and the selling shareholders renegotiated and entered into an Amended Stock Purchase Agreement with an effective date on October 31, 2022, to amend the purchase price to $2.5 million, which both parties believed reflected the true fair value of Maison Monterey Park.

The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition. Goodwill as a result of the acquisition of Maison Monterey Park is calculated as follows:

Total purchase considerations	$2,500,000
Fair value of tangible assets acquired:
Accounts receivable	79,651
Due from related party	25,000
Property and equipment	448,932
Security deposit	161,945
Inventory	872,084
Deferred tax asset	10,545
Operating lease right-of-use assets	4,680,216
Intangible assets (trademark) acquired	194,000
Total identifiable assets acquired	6,472,373

Fair value of liabilities assumed:
Bank overdraft	(281,940)
Accounts payable	(865,769)
Contract liabilities	(10,369)
Income tax payable	(183,262)
Accrued liability and other payable	(85,789)
Tenant Security deposit	(32,200)
Operating lease liabilities	(4,680,967)
Deferred tax liability	(54,288)
Total liabilities assumed	(6,194,584)
Net identifiable assets acquired	277,789
Goodwill as a result of the acquisition	$2,222,211

The following condensed unaudited pro forma consolidated results of operations for the Company for the three months ended July 31, 2022 present the results of operations of the Company and Maison Monterey Park as if the acquisitions occurred on May 1, 2022, respectively.

The pro forma results are not necessarily indicative of the actual results that would have occurred had the acquisitions been completed as of the beginning of the periods presented, nor are they necessarily indicative of future consolidated results.

For the Three Months Ended July 31, 2022
(Unaudited)
Revenue	$14,232,869
Operating costs and expenses	14,469,401
Loss from operations	(236,532)
Other income	8,386
Income tax expense	(17,926)
Net loss	$(246,072)

18. Acquisition of subsidiary

On June 30, 2022, the Company purchased 100% equity interest in GF Supermarket of MP, Inc (“Maison Monterey Park”), the legal entity holding a supermarket in Monterey Park. Mrs. Grace Xu (spouse of Mr. John Xu, the Company’s chief executive officer) is the selling shareholder of GF Supermarket of MP Inc., with 49% ownership percentage. Another selling shareholder of GF Supermarket of MP Inc. is DNL Management Inc with 51% ownership percentage, who is not a related party of the Company. The purchase consideration was $1.5 million. On February 21, 2023, the Company and the selling shareholders renegotiated and entered into an Amended Stock Purchase Agreement, with an effective date on October 31, 2022, to amend the purchase price to $2.5 million, which both parties believed reflected the true fair value of Maison Monterey Park.

The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition. Goodwill as a result of the acquisition of Maison Monterey Park is calculated as follows:

Total purchase considerations	$2,500,000
Fair value of tangible assets acquired:
Accounts receivable	79,651
Due from related party	25,000
Property and equipment	448,932
Security deposit	161,945
Inventory	872,084
Deferred tax asset	10,545
Operating lease right-of-use assets	4,680,216
Intangible assets (trademark) acquired	194,000
Total identifiable assets acquired	6,472,373

Fair value of liabilities assumed:
Bank overdraft	(281,940)
Accounts payable	(865,769)
Contract liabilities	(10,369)
Income tax payable	(183,262)
Accrued liability and other payable	(85,789)
Tenant Security deposit	(32,200)
Operating lease liabilities	(4,680,967)
Deferred tax liability	(54,288)
Total liabilities assumed	(6,194,584)
Net identifiable assets acquired	277,789
Goodwill as a result of the acquisition	$2,222,211

The following condensed unaudited pro forma consolidated results of operations for the Company for the years ended April 30, 2023 and 2022 present the results of operations of the Company and Maison Monterey Park as if the acquisitions occurred on May 1, 2022 and 2021, respectively.

The pro forma results are not necessarily indicative of the actual results that would have occurred had the acquisitions been completed as of the beginning of the periods presented, nor are they necessarily indicative of future consolidated results.

For the Year Ended April 30, 2023
(Unaudited)
Revenue	$58,222,292
Operating costs and expenses	57,707,072
Income from operations	515,220
Other income	1,931,990
Income tax expense	(336,486)
Net income	$2,110,724
For the Year Ended April 30, 2022
(Unaudited)
Revenue	$55,822,617
Operating costs and expenses	56,843,320
Loss from operations	(1,020,703)
Other income	389,358
Income tax expense	(28,538)
Net loss	$(659,883)